Label	Element	Value
Innovator Premium Income 30 Barrier ETF - October
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator Premium Income 30 Barrier ETF™ – October
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide investors, over the period from October 1, 2024 to September 30, 2025, with an investment that provides a high level of income through a Defined Distribution Rate of 6.01% (prior to taking into account management fees and other fees) and that is not subject to any losses experienced by the U.S. Equity Index that are at or below a 30% Barrier and is subject to initial losses experienced by the U.S. Equity Index beginning at the 30% Barrier and to the full extent of U.S. Equity Index losses on a one-to-one basis beginning at 31%.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended October 31, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

General Strategy Description.    The Fund is an actively managed exchange-traded fund (“ETF”) that invests in U.S. Treasury bills (the “U.S. Treasuries”) and FLexible EXchange® Options (“FLEX Options”) that use as a reference asset a broad-based U.S. equity index, specifically the S&P 500® Price Return Index (the “U.S. Equity Index”). Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand the characteristics of the Fund before making an investment in the Fund. As described further below, the Fund differs from other funds that utilize a defined outcome investment strategy. The Fund does not provide a buffer against all U.S. Equity Index losses or a floor that provides a maximum amount of U.S. Equity Index losses. As a result, an investor can lose its entire investment prior to consideration of any Defined Distribution payments. As further described below, the Fund’s principal investment strategy seeks to provide the following investment profile over an approximately one-year period from October 1 to September 30 of the following year (the “Outcome Period”):

•   Defined Distributions:    The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 6.01%, prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is based on market conditions at the onset of the Outcome Period and is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each March, June, September and December will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Defined Distribution Rate” for additional information.

•   Barrier:    The Fund seeks to provide an investment “barrier” — an investment strategy whereby a payoff depends upon whether an underlying asset or index has breached a predetermined performance level. For each Outcome Period, the Fund will establish a barrier against losses for shareholders that is based upon the performance of the U.S. Equity Index over the duration of each Outcome Period, whereby shareholders are not expected to experience losses over the course of an Outcome Period if the market value of the U.S. Equity Index decreases by 30% or less, calculated from the commencement of the Outcome Period to the final day of the Outcome Period (the “Barrier”). If at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier, the Fund will experience one of two loss profiles:

•   If at the conclusion of the Outcome Period the market value of the U.S. Equity Index has decreased in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period in an amount that is greater than the Barrier (30%) but less than or equal to 31%, the Fund will be subject to U.S. Equity Index losses on an accelerated basis from 0% to 31%, which will correspond to the U.S. Equity Index losses from 30% to 31% (the “Initial Breach Losses”). See “Principal Investment Strategies — The Barrier — Initial Breach Losses.”

•   If at the conclusion of the Outcome Period the market value of the U.S. Equity Index decreases in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period in an amount that is greater than 31%, the Fund will be subject to the full extent of U.S. Equity Index losses on a one-to-one basis (the “Full Breach Losses”). See “Principal Investment Strategies — The Barrier — Full Breach Losses.”

At the conclusion of each Outcome Period, the Fund will establish a new Barrier (i.e., beginning at 30% of U.S. Equity Index losses) for the next Outcome Period. The Barrier level beginning at 30% of losses of the U.S. Equity Index and the level at which Full Breach Losses commence (31%) will each remain constant from one Outcome Period to the next. There is no guarantee that the Fund will be successful in its attempt to implement the Barrier. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Barrier” for additional information.

•   Outcomes:    The pre-determined outcomes sought by the Fund, which include the Defined Distributions and the Barrier (the “Outcomes”) are designed to provide investment performance for each Outcome Period that is equal to the Defined Distribution Rate, less the Initial Breach Losses or Full Breach Losses, as applicable, if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced (in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period) a positive price return, or price return losses that are less than the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the U.S. Equity Index has experienced losses at the end of the Outcome Period that exceed the Barrier (in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period), the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value equal to the Initial Breach Losses or Full Breach Losses, as applicable, plus the Defined Distribution Rate. The Fund will not receive any of the upside returns of the U.S. Equity Index over the Outcome Period. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Outcome Period” for additional information. The Fund and the sought-after Outcomes are designed for shareholders who invest and hold Shares from the commencement of the Outcome Period through the end of the Outcome Period. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome

Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. If an investor purchases Shares after the Outcome Period has begun or sells Shares prior to the conclusion of the Outcome Period, the Outcomes experienced by the investor will differ from the Fund’s sought-after Outcomes. See “Principal Investment Strategies – Intra-Outcome Period”.

The Fund seeks a high level of income that exceeds an investment in U.S. Treasuries with premiums generated from the Fund’s FLEX Options positions. As further described below, the Fund will purchase U.S. Treasuries and enter into a series of FLEX Option contracts that provides additional income to the Fund by virtue of premiums received from sold FLEX Options. The Fund is designed to provide Defined Distributions based on a Defined Distribution Rate that is established at the commencement of each Outcome Period. The Defined Distribution Rate is based upon prevailing market conditions for both the U.S Treasuries and the FLEX Options on the first day of the Outcome Period and will be further reduced by the Fund’s annual management fees, any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the current Outcome Period, the Defined Distribution Rate is 6.01% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 5.22%. While the Defined Distribution Rate is expected to remain constant over the Outcome Period for shareholders who hold Shares continuously from the commencement of the Outcome Period until its conclusion, the Defined Distribution Rate is not guaranteed. The Defined Distribution Rate is based on the NAV per Share at the commencement of the Outcome Period and any shareholders that initially invest at a Share price that differs from this NAV will not experience the Defined Distribution Rate. Because the Defined Distribution Rate is based upon prevailing market conditions at the beginning of an Outcome Period, the Defined Distribution Rate will rise or fall from one Outcome Period to the next.

Fund shareholders also will be subject to losses experienced by the U.S. Equity Index if the U.S. Equity Index experiences losses from the commencement of the Outcome Period to its conclusion that exceed the Barrier. The Fund will seek to set the Barrier at 30% of U.S. Equity Index losses at the end of each Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced a positive price return, or price return losses that are less than the Barrier, the Fund will not experience any of the losses of the U.S. Equity Index and is designed to provide returns that equal the Defined Distribution Rate. However, if the U.S. Equity Index has decreased in value below the Barrier at the end of the Outcome Period, the Fund’s investments will generate Outcomes that equal the Defined Distribution Rate less the Initial Breach Losses or Full Breach Losses, as applicable. The Fund will not benefit from any increases in the U.S. Equity Index over the course of an Outcome Period but is subject to the possibility of significant losses experienced by the U.S. Equity Index if the value of the U.S. Equity Index drops below the Barrier at the end of the Outcome Period. A shareholder could lose its entire investment. The Fund will not receive or benefit from any dividend payments made by the constituents of the U.S. Equity Index.

The current Outcome Period is from October 1, 2024 through September 30, 2025. Upon the conclusion of the Outcome Period, the Fund will receive the value of its investments in the U.S. Treasuries upon the maturity of such U.S. Treasuries and deliver cash owed on its FLEX Options positions, if any. At the commencement of the new Outcome Period, the Fund will enter into new FLEX Options with an expiration date of approximately one year and invest in U.S Treasuries with maturity dates on or about each Distribution Date, the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period. The Outcomes may only be realized by shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. See “Principal Investment Strategies — Intra-Outcome Period” and “Principal Investment Strategies — The Outcome Period” for additional information.

Fund Portfolio.    The Fund’s investment sub-adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”) will pursue the Fund’s investment objective through the combination of FLEX Options positions that reference the U.S. Equity Index and in U.S. Treasuries. As further described below, the Fund will invest proceeds from investments in the Fund, together with the FLEX Options premium net proceeds, in U.S. Treasuries in seeking to provide the Defined Distribution Rate.

FLEX Options are exchange-traded option contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. See “Principal Risks – Derivatives Risk – FLEX Options Risk”. The Fund’s FLEX Options positions have expiration dates on or about the final date of the Outcome Period. In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option contract the right to buy or sell a particular asset at a specified future date at an agreed upon price. An option contract gives the purchaser of the option, in exchange for the premium paid, the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”) on a specified date (the “expiration date”). A put option contract gives the buyer of the put option contract the right (but not the obligation) to sell, and the seller of the put option contract (i.e., the “writer”) the obligation to buy (if the option is exercised), a specified amount of an underlying security at a pre-determined price (the strike price). The FLEX Options used by the Fund are European-style option contracts, meaning that the FLEX Options may only be exercised on the expiration date. The FLEX Options are not guaranteed to perform as expected. See “Principal Risks — Barrier Risk” and “Principal Risks — Derivatives Risk — FLEX Options Risk” below for additional information. Each of the FLEX Options sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options sold on the first day of the Outcome Period. The reference asset for the Fund’s FLEX Options positions is the U.S. Equity Index. The U.S. Equity Index is a large-cap, market-weighted, U.S. equities index that tracks the price return of the 500 leading companies in leading industries, excluding dividends. Through its use of FLEX Options that provide exposure to the U.S. Equity Index, the Fund has significant exposure to companies in the information technology sector. For more information on the U.S. Equity Index, please see the section of the prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The Fund also purchases U.S. Treasuries that align with the quarterly Distribution Dates for the effective management of the Fund’s portfolio and Defined Distributions, with the majority of the Fund’s assets invested in U.S. Treasuries that expire on or about the final Distribution Date at the conclusion of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government.

The below chart represents the Fund’s investment portfolio and related investment function of each component.

Innovator Premium Income 30 Barrier ETF – Fund Holdings

Portfolio Investment	Investment Terms	Investment Function	Investment Maturities/Expirations
U.S. Treasuries	Investments in the Fund and premiums generated from the Fund’s put FLEX Option positions are invested in U.S. Treasury bills supported by full faith and credit of U.S. Government	Treasury Income	Quarterly to align with the Defined Distributions, including the final day of the Outcome Period
Sold Put FLEX Option Contract on U.S. Equity Index

Fund sells an out-of-the-money put FLEX Option (i.e., the strike price is less than the current asset price) at 70% of then-current value of the U.S. Equity Index at the beginning of the outcome Period

Premium generated from selling put FLEX Option which is subsequently invested in U.S. Treasuries

Position provides one-to-one downside exposure to the U.S. Equity Index starting at 70% of the then-current value of the U.S. Equity Index

Final day of the Outcome Period
Put Spread FLEX Option Contracts on U.S. Equity Index

Fund sells and purchases a package of 30 put FLEX Option contracts at approximately 70% and approximately 69%, respectively of then-current value of the U.S. Equity Index at the beginning of the Outcome Period

		Net premiums generated from the put spread are subsequently invested in U.S. Treasuries Positions provide the Barrier, Initial Breach Losses, and Full Breach Losses	Final day of the Outcome Period

The Sub-Adviser seeks to specifically select the strike price for each FLEX Option contract held by the Fund such that if the FLEX Options were exercised on the expiration date (the final day of the Outcome Period), the Fund’s portfolio would provide a 30% Barrier with losses experienced by the Fund beginning at 30% of losses on an initial accelerated basis and experienced to the full extent of the U.S. Equity Index losses on a one-to-one basis starting at 31% of losses. The Fund’s portfolio holdings are as detailed below:

•   A sold put FLEX Option with a strike price at 70% of the value of the U.S. Equity Index at the commencement of the Outcome Period. The sold put FLEX Option provides one-to-one downside for all losses that exceed the strike price. In exchange for selling the put FLEX Option, the Fund will receive a premium that will be invested in the U.S. Treasuries and be part of the Defined Distribution Rate.

•   A “put option spread” strategy which uses a package of 30 purchased and sold put FLEX Options that reference the U.S. Equity Index. The Fund will sell put FLEX Options with a strike price of approximately 70% of the price of the U.S. Equity Index at the commencement of each Outcome Period. The Fund will simultaneously purchase the same number of put FLEX Options with a strike price of approximately 69% of the price of the U.S. Equity Index at the commencement of each Outcome Period. The 30 purchased put options with a 1% spread results in the Barrier, Initial Breach Losses and Full Breach Losses, as applicable. Specifically, the 1% spread for each of the 30 put options subjects the Fund to U.S. Equity Index losses at the conclusion of the Outcome Period on an initial accelerated basis from 0% to 31% which will correspond to the U.S. Equity Index losses from 30% to 31% at the conclusion of the Outcome Period. The 30 sold put options expose the Fund to the extent of U.S. Equity Index Losses exceed 31% on a one-to-one basis at the conclusion of the Outcome Period. The Fund invests the net premiums generated from the purchased and sold put FLEX Options in U.S. Treasuries to be included as part of the Defined Distribution Rate.

•   The Fund uses proceeds from the sale of Shares to purchase U.S. Treasuries that mature at the end of the Outcome Period. The Fund receives premiums from its FLEX Options positions and invests the proceeds in U.S. Treasuries with maturities that align with the Distribution Dates. The U.S. Treasuries are entitled to an interest rate, which when added to the premiums received for selling FLEX Options, produce the Defined Distribution Rate. The Defined Distribution Rate is distributed to shareholders in Defined Distributions.

Intra-Outcome Period.    It is anticipated that during the Outcome Period the Fund’s NAV will not change in value at the same rate as the U.S. Equity Index, and in some instances may not be correlated to the movements in the value of the U.S. Equity Index. The Fund’s NAV is based upon the value of its portfolio. During each Outcome Period, the Fund’s NAV will be subject to increases and decreases in the market value of the U.S. Treasuries until the U.S. Treasuries held by the Fund mature. The value of the Fund’s FLEX Options positions, which expire at the conclusion of an Outcome Period, will also impact the Fund’s NAV and is dependent upon additional factors. Although the value of the U.S. Equity Index is a significant component of the value of the Fund’s FLEX Options, the time remaining until the FLEX Options expire and other factors, including current interest rates and volatility rates, will also affect their value. The Sub-Adviser, anticipates that the value of the FLEX Options, and therefore the Fund’s NAV, may increase on days when the U.S. Equity Index increases (if the U.S. Equity Index is below its original value at the start of the Outcome Period) and may decrease on days when the U.S. Equity Index’s level decreases, but that the rate of change will be less than that experienced by the U.S. Equity Index. Because the Fund will not participate in upside exposure to the U.S. Equity Index for the entirety of an Outcome Period, to the extent the value of the U.S. Equity Index increases beyond the initial value at the commencement of the Outcome Period, the value of the Fund’s FLEX Options are not expected to have corresponding price movements. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, the proximity of the value of the U.S. Equity Index to the Barrier will have a significant impact on the value of the Fund’s FLEX Options and the direction and rate of change of the Fund’s NAV as compared to that of the U.S. Equity Index. Similar to other securities with established dividend or distribution payment dates, it is expected that the Fund’s NAV may increase or decrease immediately prior to and following a Distribution Date. As a result, it is possible that the Fund’s NAV could decrease notwithstanding an increase in the U.S. Equity Index. It is anticipated that the Fund will be subject to significant changes in the value of the FLEX Options, and therefore the Fund’s NAV, at the end of the Outcome Period depending on the proximity of the value of the U.S. Equity Index to the Barrier. As a result, as time approaches the expiration date of the FLEX Options, subsequent movements in the value of the U.S. Equity Index may have dramatic impacts on the Fund’s NAV. Investors should understand this potential relationship before investing in the Fund.

Investors purchasing Shares after the Outcome Period has begun or selling Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Such experience may be impacted as detailed below:

•   Impact on the Defined Distribution Rate:    The Defined Distribution Rate is measured against the NAV per Share at the commencement of the Outcome Period and is only applicable to shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. Investors purchasing Shares after an Outcome Period commences will have a different effective Defined Distribution Rate as a result of any differences versus the price of the Shares purchased versus that of the Fund’s NAV at the commencement of the Outcome Period. See “Additional Information About the Fund’s Principal Investment Strategies.”

•   Impact on the Barrier:    If an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value which will affect the amount of losses the U.S. Equity Index may incur before the Barrier. The effect of the Barrier on the sought-after Outcomes is measured at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. If the U.S. Equity Index has decreased in value, such intra-Outcome Period investor will not receive a full 30% Barrier. If an investor is considering purchasing Shares during the Outcome Period, and the value of the U.S. Equity Index has already decreased, an investor purchasing Shares at that time will receive less of a Barrier or no Barrier that the Fund seeks to offer for the remainder of the Outcome Period. Although the effect of the Barrier with respect to the Fund’s designed Outcomes over an Outcome period is measured only at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier and subsequent movements in the value of the U.S. Equity Index.

The Outcome Period.    The Outcome Period is from October 1 to September 30 of the following year and begins on the day the FLEX Options are entered into and ends approximately one year later on the expiration date for the FLEX Options. Because the terms of the FLEX Options will not change over the course of the Outcome Period, the Barrier is measured against the value of the U.S. Equity Index at the onset of the Outcome Period. In addition, certain of the Fund’s U.S. Treasuries will mature at or near the end of each Outcome Period. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares at the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes. The Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time.

The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the operationality of the Fund and the Outcomes it seeks to provide over an Outcome Period. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the U.S. Equity Index, the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the U.S. Equity Index, the FLEX Options or the Fund. The actual overall performance of the Fund will vary during the Outcome Period. While the Fund’s FLEX Options performance includes premiums generated from such FLEX Options, the below table reflects that premiums generated from the Fund’s FLEX Options positions are included in the Defined Distribution Rate. Please refer to the Fund’s website, www.innovatoretfs.com/octj, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

U.S. Equity Index Performance	-100%	-50%	-35%	-20%	0%	10%	20%	50%	100%
FLEX Options Performance	-100%*	-50%*	-35%*	0%*	0%*	0%*	0%*	0%*	0%*
Fund Performance	-100% + Defined Distribution Rate**	-50% + Defined Distribution Rate**	-35% + Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**

*           The FLEX Options’ performance includes the premium received by the Fund for selling such options, which is not reflected in this figure, but is included in the Defined Distribution Rate indicated below.

**         The Fund’s performance is equal to the Defined Distribution Rate minus the losses experienced by the U.S. Equity Index that exceed the Barrier, if any. The Defined Distribution Rate is set on the first day of the Outcome Period and is 6.01% prior to taking into any account fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 5.22%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Defined Distribution Rate, and therefore the performance delivered by the Fund to the Fund’s shareholders.

The Defined Distribution Rate.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the course of the Outcome Period is the Defined Distribution Rate, less the Initial Breach Losses or Full Breach Losses, as applicable, if the losses of the U.S. Equity Index exceed the Barrier at the end of the Outcome Period (in comparison to the market value of the U.S. Equity Index at the commencement of the Outcome Period). The Defined Distribution Rate, which is paid out via the Defined Distributions, is determined at the commencement of each Outcome Period and represents the expected payment rate an investor can achieve from an investment in Shares over the duration of the Outcome Period, however such payment rate is not guaranteed. The Defined Distribution Rate is the result of the premiums received from the Fund’s sold FLEX Options and the income received by the Fund through its investments in U.S. Treasuries. The Defined Distribution Rate is calculated against the Fund’s NAV per Share at the commencement of the Outcome Period and is only representative to shareholders who invest in Shares at this NAV per Share. If a shareholder purchases Shares at a market price that differs from that of the NAV per Share at the commencement of the Outcome Period, such shareholder will experience a different rate than the Defined Distribution Rate.

During each Outcome Period, the Fund will purchase and sell FLEX Options and use the proceeds from the sale of Shares to purchase U.S. Treasuries. The amount of premiums the Fund receives for selling FLEX Options as well as the interest rate for the U.S. Treasuries, and therefore the Defined Distribution Rate of the Fund, will be dependent upon prevailing market conditions at the time the Fund enters into the FLEX Options and purchases U.S. Treasuries, most notably, current interest rates and volatility in the U.S. Equity Index. The Defined Distribution Rate for the current Outcome Period is 6.01% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 5.22%. The Defined Distribution Rate will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the purposes of this prospectus, “extraordinary expenses” are non-recurring expenses that may incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. The Defined Distribution Rate is also set forth on the Fund’s website at www.innovatoretfs.com/octj.

The Fund distributes the Defined Distribution Rate through the Defined Distributions. Defined Distributions are paid on the first business day of the month following the quarter-end (each a Distribution Date), to shareholders of record on the last business day of each March, June, September and December. The Defined Distribution Rate is only applicable to investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. The Defined Distribution Rate will remain constant for such investors over the course of a single Outcome Period. However, the Defined Distribution Rate will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Defined Distribution Rate and Defined Distributions should be considered before investing in the Fund. If an investor is considering purchasing Shares after the Outcome Period has commenced, and the Fund has already made some or all of its Defined Distributions, an investor purchasing Shares will not receive the same Defined Distribution Rate for the remainder of the Outcome Period but will still remain vulnerable to the entirely of the significant downside risks associated with the Barrier. In such an instance, the investor may experience significantly different Outcomes than those the Fund seeks to provide. There is no guarantee that the Fund will successfully achieve its investment objective.

The Barrier.    Fund shareholders are subject to all of the losses experienced by the U.S. Equity Index, however the Fund provides the Barrier such that investors will only experience losses if the U.S. Equity Index experiences losses that exceed the Barrier at the end of the Outcome Period. The Barrier is set at a level such that investors are not expected to experience losses against the first 30% of U.S. Equity Index losses over the course of the Outcome Period, to the extent the U.S. Equity Index decreases in value by 30% or less. The Barrier is provided irrespective of the Fund’s annual management fee, transaction fees and any extraordinary expenses incurred by the Fund, however any losses that an investor experiences in relation to the Barrier will be reduced by the Fund’s annual management of 0.79% and further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. The Fund’s strategy is designed to produce the Outcomes upon the expiration of its FLEX Options investments on the last day of the Outcome Period and it therefore should not be expected that the Barrier will be provided at any point prior to the last day of the Outcome Period. Investors purchasing Shares after the commencement of the Outcome Period at a point in which the U.S. Equity Index has changed in value will impact the amount of losses that may be experienced by the U.S. Equity Index before the Barrier is met. While the Fund seeks to provide the Barrier for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. There is no limit on losses the Fund could experience, and an investor may lose its entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The structure of the Fund’s FLEX Options is such that if at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier, the Fund will begin to experience losses starting at the Barrier. The Fund will experience one of two loss profiles: “Initial Breach Losses” or “Full Breach Losses”. As further described below, the operation of the Fund’s FLEX Options portfolio is such that, at the end of an Outcome Period, if U.S. Equity Index losses measured over the Outcome Period exceed the Barrier (30%) but are less than 31%, the Fund will experience, prior to the payment of any Distributions, accelerated losses from 0% to 31%. If, at the end of the Outcome Period, U.S. Equity Index losses measured over the Outcome Period exceed 31%, the Fund will experience, prior to the payment of any Distributions, one-to-one losses of the U.S. Equity Index.

•   Initial Breach Losses.    Initial Breach Losses occur when the U.S. Equity Index has exceeded the Barrier, but by an amount less than or equal to 31%. Initial Breach Losses occur as a result of the combination of the Fund’s put option spreads as well as the sold put option contract. Specifically, the Fund invests in a package of 30 put option spreads that provide losses of up to 1% for each spread while simultaneously selling a put FLEX Option that provides one-to-one downside exposure starting at 30% of U.S. Equity Index losses. If the U.S. Equity Index has exceeded the Barrier, but by an amount less than or equal to 31%, the Fund will experience the below losses over an Outcome Period, prior to the payment of Defined Distributions:

Outcome Period Initial and Full Breach Losses Profile

U.S. Equity Index Losses	Put Spread Losses	Put Losses	Fund Losses
-30.00%	0.00%	0.00%	0.00%
-30.25%	-7.25%	-0.25%	-7.50%
-30.50%	-15.00%	-0.50%	-15.50%
-30.75%	-22.50%	-0.75%	-23.25%
-31.00%	-30.00%	-1.00%	-31.00%
-32.00%	-30.00%	-2.00%	-32.00%

•   Full Breach Losses.    Full Breach Losses occur after U.S. Equity Index losses are equal to or exceed 31%. Full Breach Losses are a result of the Fund’s FLEX Options and expose the Fund to the extent of U.S. Equity Index Losses on a one-to-one basis over the course of the Outcome Period. As shown in the table above, if the U.S. Equity Index has exceeded 31%, the Fund’s put spread options will produce a loss of 30% and the Fund’s naked put FLEX Option will produce the remaining loss such that losses, in combination, will equal the losses of the U.S. Equity Index. There is no limit on losses the Fund can experience, and an investor may lose its entire investment.

The Barrier is measured at the end of the Outcome Period. While the Fund’s NAV is expected to move as a result in changes in the value of the Fund’s FLEX Options (which is dependent upon the movements of the U.S. Equity Index, among other reasons), the FLEX Options are European-style options and can only be exercised on the expiration date. Accordingly, the measuring value of the U.S. Equity Index is on the final day of the Outcome Period only, and therefore the Barrier is measured and effective only on the final day of the Outcome Period.

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and U.S. Treasuries, and another Outcome Period will commence.

Following the close of business on the last day of the Outcome Period, the Fund will disclose the Fund’s final Defined Distribution Rate (both gross and net of the unitary management fee) for the next Outcome Period on the Fund’s website, www.innovatoretfs.com. The Fund’s website will also provide information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and potential Outcomes related to the Barrier, of an investment in the Fund on a daily basis.

The Fund’s website, www.innovatoretfs.com/octj, provides information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and Barrier, of an investment in the Fund on a daily basis.

The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of two broad-based market indices: the S&P 500 Total Return Index and the S&P 500 Price Index. Both indices have the same constituents in the same weights. However, the S&P 500 Total Return Index assumes that any dividends paid out by index constituents have been reinvested in the index and the S&P 500 Price Return Index, which measures only the price movements of index constituents, does not. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of two broad-based market indices: the S&P 500 Total Return Index and the S&P 500 Price Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.innovatoretfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s highest quarterly return was 1.34% (quarter ended December 31, 2024) and the Fund’s lowest quarterly return was 1.23% (quarter ended September 30, 2024).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Innovator Premium Income 30 Barrier ETF - October | Risk Lose Money [Member]
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Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
Innovator Premium Income 30 Barrier ETF - October | Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Innovator Premium Income 30 Barrier ETF - October | Risk Nondiversified Status [Member]
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Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Innovator Premium Income 30 Barrier ETF - October | Defined Outcome Strategy Risk [Member]
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Defined Outcome Strategy Risk.    The Fund employs an income-oriented “defined outcome strategy”, and is therefore subject to certain unique risks, which are detailed below.

Barrier Risk.    The Fund establishes the Barrier based on the performance of the U.S. Equity Index over the duration of the Outcome Period, calculated from the commencement of the Outcome Period to its conclusion. The Fund begins to experience the entirety of the losses of the U.S. Equity Index if such losses breach the Barrier, through the Initial Breach Losses or Full Breach Losses, as applicable. To the extent the U.S. Equity Index decreases in value by 30% or less at the end of the Outcome Period, investors are not expected to experience the losses of the U.S. Equity Index. There is no guarantee that the Fund will be successful in its strategy to implement the Barrier and if the operationality of the Barrier fails, investors could experience losses of the U.S. Equity Index irrespective of the sought-after Barrier. Further, while the Fund subjects shareholders to Initial Breach Losses on an accelerated basis from 0% to 31% if the U.S. Equity Index experiences losses of between 30% to 31% and Full Breach Losses thereafter, such returns are not guaranteed, and if the FLEX Options fail to perform as expected, an investor could experience additional losses. A shareholder may lose its entire investment, prior to consideration of any Defined Distributions paid by the Fund. The effect of the Barrier is measured only at the end of the Outcome Period, regardless of whether the U.S. Equity Index has experienced losses that exceed the Barrier at any point during the Outcome Period. Although the effect of the Barrier is only measured at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier. In the event an investor purchases Shares after the commencement of the Outcome Period or sells Shares prior to the expiration of the Outcome Period, the Barrier that the Fund seeks to provide may be less or not available at all. In addition, the operationality of the Barrier is such that the Fund may experience dramatic changes in value of its NAV at the end of the Outcome Period, even if the changes in the U.S. Equity Index are minimal. If the U.S. Equity Index’s value is at or near the Barrier at the end of the Outcome Period, small changes in the value of the U.S. Equity Index could result in dramatic changes in the value of the FLEX Options and therefore the Fund’s NAV. Investors should understand these risks before investing in the Fund.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to Initial Breach Losses or Full Breach Losses, as applicable, if losses of the U.S. Equity Index exceeds the Barrier. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the U.S. Equity Index (relative to the initial value of the U.S. Equity Index at the commencement of the Outcome Period) despite being subject to all of the downside losses of the U.S. Equity Index after such losses exceed the Barrier. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as Fund will not experience any positive price returns of the U.S. Equity Index, if any, and the Fund would underperform the U.S. Equity Index to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the U.S. Equity Index and may underperform the U.S. Equity Index and other funds.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Innovator Premium Income 30 Barrier ETF - October | U.S. Treasury Security Risk [Member]
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U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Innovator Premium Income 30 Barrier ETF - October | Derivatives Risk [Member]
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Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”), the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Barrier and Defined Distributions.

FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the U.S. Equity Index’s price return has dropped below the Barrier. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the U.S. Equity Index. Depending on the value of the U.S. Equity Index at this time and its proximity to the Barrier, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the U.S. Equity Index. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the U.S. Equity Index’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the U.S. Equity Index’s price return, changes in interest rates, changes in the actual and implied volatility of the U.S. Equity Index, the Barrier and the remaining time to until the FLEX Options expire.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 under the 1940 Act (“Rule 18f-4”) in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Innovator Premium Income 30 Barrier ETF - October | Clearing Member Default Risk [Member]
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Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Innovator Premium Income 30 Barrier ETF - October | Counterparty Risk [Member]
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Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Innovator Premium Income 30 Barrier ETF - October | U.S. Equity Index Risk [Member]
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U.S. Equity Index Risk.    Because the Fund is subject to the downside price returns of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier, the Fund is subject to the associated risks of the U.S. Equity Index. As such, the Fund may be subject to the following risks as a result of its exposure to the U.S. Equity Index through its usage of FLEX Options:

Equity Securities Risk.    The U.S. Equity Index tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the U.S. Equity Index. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the U.S. Equity Index invests in.

Information Technology Companies Risk.    The U.S. Equity Index is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The U.S. Equity Index tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Innovator Premium Income 30 Barrier ETF - October | Correlation Risk [Member]
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Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the U.S. Equity Index has decreased below the Barrier. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the U.S. Equity Index. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the U.S. Equity Index. Further, small changes in the value of the U.S. Equity Index at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the U.S. Equity Index, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the U.S. Equity Index on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Innovator Premium Income 30 Barrier ETF - October | Investment Objective Risk [Member]
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Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes or interpretations affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Innovator Premium Income 30 Barrier ETF - October | Cyber Security Risk [Member]
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Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Innovator Premium Income 30 Barrier ETF - October | Fluctuation of Net Asset Value Risk [Member]
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Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Innovator Premium Income 30 Barrier ETF - October | Liquidity Risk [Member]
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Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Innovator Premium Income 30 Barrier ETF - October | Management Risk [Member]
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Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Innovator Premium Income 30 Barrier ETF - October | Market Risk [Member]
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Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. The value of Shares may also decline as a result of market conditions. Factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of Shares. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Innovator Premium Income 30 Barrier ETF - October | Risks Associated with ETFs [Member]
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Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread (the difference between the price that someone is willing to pay for Shares at a specific point in time versus the price at which someone is willing to sell) on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Barrier, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV and the bid/ask spread on Shares may widen.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Innovator Premium Income 30 Barrier ETF - October | Tax Risk [Member]
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Tax Risk.    The Fund intends to qualify as a “regulated Investment company” (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. In addition, depending on the time during an Outcome Period at which a shareholder purchases Shares and the performance of the Fund’s assets, all or a portion of a Defined Distribution may be characterized as ordinary income, return of capital or capital gain when received by the shareholder. Such characterization will impact the tax consequences to the shareholder of the Defined Distribution and shareholders should understand the tax consequences of each characterization before investing in the Fund. In addition, the Fund’s NAV at the end of an Outcome Period will be decreased by the amount of any distribution that is characterized as capital gain.

Innovator Premium Income 30 Barrier ETF - October | Valuation Risk [Member]
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Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Innovator Premium Income 30 Barrier ETF - October | S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.02%
Since Inception	rr_AverageAnnualReturnSinceInception	30.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2023
Innovator Premium Income 30 Barrier ETF - October | S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	23.31%
Since Inception	rr_AverageAnnualReturnSinceInception	28.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2023
Innovator Premium Income 30 Barrier ETF - October | Innovator Premium Income 30 Barrier ETF - October
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 978
Annual Return 2024	rr_AnnualReturn2024	5.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2024
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2024
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.23%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.30%
Since Inception	rr_AverageAnnualReturnSinceInception	6.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2023
Innovator Premium Income 30 Barrier ETF - October | Innovator Premium Income 30 Barrier ETF - October | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	2.90%
Since Inception	rr_AverageAnnualReturnSinceInception	4.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2023
Innovator Premium Income 30 Barrier ETF - October | Innovator Premium Income 30 Barrier ETF - October | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.28%
Since Inception	rr_AverageAnnualReturnSinceInception	4.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2023